AB VALUE FUNDS -AB Global Real Estate Investment Fund (the "Fund") (Class A–AREAX; Class C–ARECX; Advisor Class–ARSYX; Class R–ARRRX; Class K–ARRKX; Class I-AEEIX)

Supplement dated April 11, 2023, to the Fund's Prospectus and Summary Prospectus dated February 28, 2023.

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The following replaces certain information under the heading "Portfolio Manager" in the Prospectus and Summary Prospectus for the Fund.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Eric J. Franco*	Since 2012	Senior Vice President of the Adviser
Cem Inal†	Since May 2023	Senior Vice President of the Adviser
Philippos Philippides†	Since May 2023	Vice President of the Adviser

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* Mr. Franco is expected to retire from the Adviser effective December 31, 2023.

† Effective May 1, 2023, Mr. Inal and Mr. Philippides will join as portfolio managers of the Fund.

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The following replaces certain information under the heading "Management of the Funds—Portfolio Managers" in the Prospectus for the Fund.

Fund and Responsible Group	Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
AB Global Real Estate Investment Fund Global Real Estate Senior Investment Management Team	Eric J. Franco; since 2012; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2018.

	Cem Inal; since May 2023; Senior Vice President of the Adviser†	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2018.

	Philippos Philippides; since May 2023; Vice President of the Adviser†	Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position, including as a senior research analyst, since prior to 2018.

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* Mr. Franco is expected to retire from the Adviser effective December 31, 2023.

† Effective May 1, 2023, Mr. Inal and Mr. Philippides will join as portfolio managers of AB Global Real Estate Investment Fund.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Fund.

You should retain this Supplement with your Prospectus(es) for future reference.

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